Borrowing and Credit Agreements - Additional Information (Details) - USD ($)						1 Months Ended	4 Months Ended	12 Months Ended
	Jul. 20, 2015	May. 20, 2015	Sep. 04, 2014	Aug. 07, 2014	Dec. 02, 2013	Aug. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Weighted average interest rate									0.36%
Proceeds from issuance of senior long-term debt				$ 1,500,000,000	$ 4,000,000,000
Carrying amount of long-term debt							$ 27,500,000,000	$ 27,500,000,000
Loss on early extinguishment of debt								0	$ 521,000,000	$ 0
Total debt principal							27,694,000,000	27,694,000,000	$ 12,992,000,000
Omnicare, Inc.
Debt Instrument [Line Items]
Notes assumed						$ 3,100,000,000
Convertible debt							5,000,000	5,000,000
Repayments of debt								2,400,000,000
Carrying amount of long-term debt						700,000,000
Senior notes 1.900% due in 2018, 2.800% due in 2020, 3.500% due in 2022, 4.875% due in 2035, and 5.125% due in 2045
Debt Instrument [Line Items]
Debt instrument, face amount	$ 15,000,000,000
Bridge Loan
Debt Instrument [Line Items]
Bridge loan		$ 13,000,000,000
Loan processing fee		$ 52,000,000
Unsecured Backup Credit Facility Expiring May 2016
Debt Instrument [Line Items]
Maximum borrowing capacity							1,000,000,000.00	$ 1,000,000,000.00
Line of credit facility term (in years)								5 years
Unsecured Backup Credit Facility Expiring February 2017
Debt Instrument [Line Items]
Maximum borrowing capacity							1,250,000,000.00	$ 1,250,000,000.00
Line of credit facility term (in years)								5 years
Unsecured Backup Credit Facility Expiring May 2018
Debt Instrument [Line Items]
Maximum borrowing capacity							1,250,000,000.00	$ 1,250,000,000.00
Line of credit facility term (in years)								5 years
Unsecured Backup Credit Facilities
Debt Instrument [Line Items]
Commitment fee percentage								0.03%
Long-term line of credit							0	$ 0
Unsecured Debt
Debt Instrument [Line Items]
Proceeds from issuance of senior long-term debt	14,800,000,000
Unsecured Debt | 1.9% senior notes due 2018
Debt Instrument [Line Items]
Debt instrument, face amount	$ 2,250,000,000.00
Interest rate, stated percentage	1.90%
Unsecured Debt | 2.8% senior notes due 2020
Debt Instrument [Line Items]
Debt instrument, face amount	$ 2,750,000,000.00
Interest rate, stated percentage	2.80%
Unsecured Debt | 3.5% senior notes due 2022
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,500,000,000.0
Interest rate, stated percentage	3.50%
Unsecured Debt | 3.875% senior notes due 2025
Debt Instrument [Line Items]
Debt instrument, face amount	$ 3,000,000,000
Interest rate, stated percentage	3.875%
Unsecured Debt | 4.875% senior notes due 2035
Debt Instrument [Line Items]
Debt instrument, face amount	$ 2,000,000,000
Interest rate, stated percentage	4.875%
Unsecured Debt | 5.125% senior notes due 2045
Debt Instrument [Line Items]
Debt instrument, face amount	$ 3,500,000,000.0
Interest rate, stated percentage	5.125%
Convertible Debt | Omnicare, Inc.
Debt Instrument [Line Items]
Notes assumed						2,000,000,000
Loans Payable | Omnicare, Inc.
Debt Instrument [Line Items]
Repayments of debt							$ 400,000,000
Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount						684,000,000
Senior Notes | 4.750% senior notes due in 2022
Debt Instrument [Line Items]
Debt instrument, face amount						388,000,000
Senior Notes | 4.750% senior notes due in 2022 | Omnicare, Inc.
Debt Instrument [Line Items]
Carrying amount of long-term debt						400,000,000
Senior Notes | 5% senior notes due 2024
Debt Instrument [Line Items]
Debt instrument, face amount						296,000,000
Senior Notes | 5% senior notes due 2024 | Omnicare, Inc.
Debt Instrument [Line Items]
Carrying amount of long-term debt						$ 300,000,000
2.25% senior notes due 2019
Debt Instrument [Line Items]
Debt instrument, face amount				$ 850,000,000
Interest rate, stated percentage				2.25%			2.25%	2.25%	2.25%
Total debt principal							$ 850,000,000	$ 850,000,000	$ 850,000,000
3.375% senior notes due 2024
Debt Instrument [Line Items]
Debt instrument, face amount				$ 650,000,000
Interest rate, stated percentage				3.375%			3.375%	3.375%	3.375%
Total debt principal							$ 650,000,000	$ 650,000,000	$ 650,000,000
6.25% senior notes due 2027
Debt Instrument [Line Items]
Interest rate, stated percentage				6.25%			6.25%	6.25%	6.25%
Total debt principal							$ 453,000,000	$ 453,000,000	$ 453,000,000
6.125% senior notes due 2039
Debt Instrument [Line Items]
Interest rate, stated percentage				6.125%			6.125%	6.125%	6.125%
Total debt principal							$ 734,000,000	$ 734,000,000	$ 734,000,000
5.75% senior notes due 2041
Debt Instrument [Line Items]
Interest rate, stated percentage				5.75%			5.75%	5.75%	5.75%
Total debt principal							$ 493,000,000	$ 493,000,000	$ 493,000,000
5.75% senior notes due 2017
Debt Instrument [Line Items]
Interest rate, stated percentage				5.75%			5.75%	5.75%	5.75%
Total debt principal							$ 1,080,000,000	$ 1,080,000,000	$ 1,080,000,000
Senior notes 6.25% Due in 2027, 6.125% Due in 2039, 5.75% Due in 2041, 5.75% Due in 2017
Debt Instrument [Line Items]
Extinguishment of debt amount tender offer			$ 2,000,000,000.0	$ 1,500,000,000.0
Redemption premium			490,000,000
Write-off of unamortized deferred financing charges			26,000,000
Extinguishment of debt tender fees			5,000,000
Loss on early extinguishment of debt			$ 521,000,000
Enhanced Capital Advantage Preferred Securities
Debt Instrument [Line Items]
Total debt principal									$ 41,000,000
Unsecured Senior Notes 1.25% Due in 2016
Debt Instrument [Line Items]
Debt instrument, face amount					$ 750,000,000
Interest rate, stated percentage					1.20%
2.25% senior notes due 2018
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,250,000,000.00
Interest rate, stated percentage					2.25%		2.25%	2.25%	2.25%
Total debt principal							$ 1,250,000,000	$ 1,250,000,000	$ 1,250,000,000
4% senior notes due 2023
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,250,000,000.00
Interest rate, stated percentage					4.00%		4.00%	4.00%	4.00%
Total debt principal							$ 1,250,000,000	$ 1,250,000,000	$ 1,250,000,000
5.3% senior notes due 2043
Debt Instrument [Line Items]
Debt instrument, face amount					$ 750,000,000
Interest rate, stated percentage					5.30%		5.30%	5.30%	5.30%
Total debt principal							$ 750,000,000	$ 750,000,000	$ 750,000,000
4.75% senior notes due 2022
Debt Instrument [Line Items]
Interest rate, stated percentage							4.75%	4.75%	4.75%
Total debt principal							$ 400,000,000	$ 400,000,000	$ 0
5% senior notes due 2024
Debt Instrument [Line Items]
Interest rate, stated percentage							5.00%	5.00%	5.00%
Total debt principal							$ 300,000,000	$ 300,000,000	$ 0